SCHEDULE OF PRO FORMA EFFECT OF RECLASSIFICATION OF SHARE CAPITAL (Details) - USD ($)	Jun. 30, 2026	May 08, 2026	Dec. 31, 2025	Dec. 04, 2018
Class of Stock [Line Items]
Ordinary shares, shares issued	26,330,471	26,330,471	156,434	50,000
Ordinary shares, shares outstanding	26,330,471	26,330,471	156,434
Total shareholders’ deficit	$ (62,471,192)		$ (46,623,779)
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued
Ordinary shares, shares outstanding
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued
Ordinary shares, shares outstanding
Pro Forma [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued
Ordinary shares, shares outstanding
Total shareholders’ deficit	$ (62,471,192)
Pro Forma [Member] | Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued	26,195,398
Ordinary shares, shares outstanding	26,195,398
Pro Forma [Member] | Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued	135,073
Ordinary shares, shares outstanding	135,073